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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2005

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Value Partners, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

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Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois   5/  /2005
--------------------   -----------------   ---------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois   5/  /2005
--------------------   -----------------   ---------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois   5/  /2005
--------------------   -----------------   ---------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   -----

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:       404,658
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     1. 28-10864    GEM Capital, L.L.C.
     2. 28-10865    Atrium GEM Partners, LLC

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                                 GEM 13F FILING
                                 March 31, 2005
                           FORM 13F INFORMATION TABLE

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
                                                                                                  INVESTMENT    OTHER     VOTING
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    VALUE (X$1,000)     SHRS     PUT/CALL  DISCRETION  MANAGERS     SOLE
-----------------------------   --------------  ---------  ---------------  ----------  --------  ----------  --------  ----------
ACCREDITED HOME LENDRS HLDG           COM       00437P107        2,319          64,000              SHARED       1,2        64,000
AMB PROPERTY CORP                     COM       00163T109          702          18,569              SHARED       1,2        18,569
ANNALY MTG MGMT INC                   COM       035710409          936          49,900    CALL      SHARED       1,2        49,900
ARCHSTONE SMITH TR                    COM       039583109        8,623         252,800              SHARED       1,2       252,800
ARDEN RLTY INC                        COM       039793104        4,753         140,420              SHARED       1,2       140,420
AVALONBAY CMNTYS INC                  COM       053484101        8,187         122,400              SHARED       1,2       122,400
BOSTON PROPERTIES INC                 COM       101121101       12,965         215,262              SHARED       1,2       215,262
BRANDYWINE RLTY TR              SH BEN INT NEW  105368203       10,943         385,311              SHARED       1,2       385,311
CARNIVAL CORP                     PAIRED CTF    143658300        2,280          44,000              SHARED       1,2        44,000
CATELLUS DEVELOPMENT CORP NEW         COM       149113102        3,518         132,026              SHARED       1,2       132,026
CENTEX CORP                           COM       152312104        3,436          60,000    CALL      SHARED       1,2        60,000
COUNTRYWIDE FINANCIAL CORP            COM       222372104        1,126          34,700              SHARED       1,2        34,700
DEVELOPERS DIVERSIFIED REALTY         COM       251591103        2,549          64,120              SHARED       1,2        64,120
FAIRMONT HOTELS RESORTS INC           COM       305204109        3,791         114,379              SHARED       1,2       114,379
FEDERAL REALTY INVT TR          SH BEN INT NEW  313747206       12,605         260,705              SHARED       1,2       260,705
FIELDSTONE INVT CORP                  COM       31659U300       12,229         842,200              SHARED       1,2       842,200
GENERAL GROWTH PPTYS INC              COM       370021107        7,737         226,900    CALL      SHARED       1,2       226,900
HEALTHCARE RLTY TR                    COM       421946104        2,704          74,200              SHARED       1,2        74,200
HILTON HOTELS CORP                    COM       432848109       19,058         852,724              SHARED       1,2       852,724
HOST MARRIOTT CORP NEW                COM       44107P104       34,148       2,062,061              SHARED       1,2     2,062,061
ISTAR FINL INC                        COM       45031U101       31,181         757,200              SHARED       1,2       757,200
MACERICH CO                           COM       554382101       27,791         521,606              SHARED       1,2       521,606
MERISTAR HOSPITALITY CORP             COM       58984Y103       10,128       1,446,855              SHARED       1,2     1,446,855
NEW CENTURY FINANCIAL CORP            COM       6435EV108        2,154          46,000    PUT       SHARED       1,2        46,000
NEW CENTURY FINANCIAL CORP            COM       6435EV108        5,342         114,089              SHARED       1,2       114,089
PUBLIC STORAGE INC                    COM       74460D109       19,983         350,941              SHARED       1,2       350,941
PULTE HOMES INC                       COM       745867101        2,710          36,800    CALL      SHARED       1,2        36,800
PULTE HOMES INC                       COM       745867101       28,081         381,375              SHARED       1,2       381,375
REGENCY CTRS CORP                     COM       758849103       23,833         500,382              SHARED       1,2       500,382
ROYAL CARIBBEAN CRUISES LTD           COM       V7780T103        2,302          51,500              SHARED       1,2        51,500
RYLAND GROUP INC                      COM       783764103        5,272          85,000    CALL      SHARED       1,2        85,000
SHURGARD STORAGE CTRS INC             COM       82567D104        3,610          88,100              SHARED       1,2        88,100
SIMON PPTY GROUP INC NEW              COM       828806109          715          11,800    CALL      SHARED       1,2        11,800
SPIRIT FIN CORP                       COM       848568309       11,323       1,042,655              SHARED       1,2     1,042,655
ST JOE CO                             COM       790148100        8,371         124,389              SHARED       1,2       124,389
STANDARD PAC CORP NEW                 COM       85375C101        7,284         100,900              SHARED       1,2       100,900
STARWOOD HOTELS & RESORTS WRLD    PAIRED CTF    85590A203       20,611         343,349              SHARED       1,2       343,349
TAUBMAN CTRS INC                      COM       876664103        6,652         239,800    CALL      SHARED       1,2       239,800
TOLL BROTHERS INC                     COM       889478103       18,108         229,645              SHARED       1,2       229,645
VENTAS INC                            COM       92276F100       14,599         584,898              SHARED       1,2       584,898
                                                ----------------------------------------------------------               ---------
                                                       Total:  404,658      13,073,961                                  13,073,961
                                                ==========================================================               =========
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